Available-for-sale equity securities - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Schedule of Available-for-sale Securities
Available-for-sale equity securities	$ 29,171	¥ 200,790	¥ 162,734
Listed equity securities
Schedule of Available-for-sale Securities
Available-for-sale equity securities	19,132	131,693	162,734
Listed equity securities | Life Corporation Limited - listed on Australian Securities Exchange
Schedule of Available-for-sale Securities
Available-for-sale equity securities	31	214	1,607
Listed equity securities | Cordlife Group Limited - listed on Singapore Exchange
Schedule of Available-for-sale Securities
Available-for-sale equity securities	19,101	131,479	¥ 161,127
Listed fund investments
Schedule of Available-for-sale Securities
Available-for-sale equity securities	$ 10,039	¥ 69,097